STOCKHOLDERS EQUITY (Details 4) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options outstanding, beginning	699,567
Number of options outstanding, ending		699,567
Weighted average exercise price outstanding, beginning	$ 1.45	$ 1.29	$ 1.94
Warrants, weighted average exercise price, ending | $ / shares	$ 0.0001	$ 1.45	$ 1.29
Stock Incentive Plan Two Thousands Sixteen [Member]
Number of options outstanding, beginning	663,250	393,500	52,500
Number of options granted		378,750	341,000
Number of options exercised		(17,000)
Number of options cancelled/forfeited		(92,000)
Number of options outstanding, ending		663,250	393,500
Weighted average exercise price outstanding, beginning	$ 1.90	$ 1.81	$ 5.89
Weighted average exercise price granted		1.88	1.18
Weighted average exercise price exercised		1.18
Weighted average exercise price cancelled/forfeited		1.59
Weighted average exercise price outstanding, ending		$ 1.90	$ 1.81
Aggregate intrinsic value, outstanding		$ 190
Stock options under 2016 Plan [Member]
Number of options outstanding, ending	468,250
Outstanding option number of shares, beginning shares	663,250
Number of shares, Granted/forfeited	(195,000)
Weighted average exercise price outstanding, beginning	$ 1.90
Weighted average exercise price,granted/forfeited	1.62
Warrants, weighted average exercise price, ending | $ / shares	$ 2.02	$ 1.90